Expense Example, No Redemption - Nuveen NWQ Small-Cap Value Fund	USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 705
3 Years	978
5 Years	1,272
10 Years	2,105
Class C
Expense Example, No Redemption:
1 Year	213
3 Years	658
5 Years	1,129
10 Years	2,431
Class R3
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,900
Class R6
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Class I
Expense Example, No Redemption:
1 Year	112
3 Years	350
5 Years	606
10 Years	$ 1,340